Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Finance Bonds - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	$ 8,133,275	$ 8,001,045
Mortgage finance bonds
Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	220	1,229
Due within 1 year | Mortgage finance bonds
Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	213	975
Due after 1 year but within 2 years | Mortgage finance bonds
Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	7	254
Due after 2 year but within 3 years | Mortgage finance bonds
Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	0	0
Due after 3 year but within 4 years | Mortgage finance bonds
Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	0	0
Due after 4 year but within 5 years | Mortgage finance bonds
Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	0	0
Due after 5 years | Mortgage finance bonds
Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	$ 0	$ 0